Acquisition and Disposal - Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Acquisition of Carve Group [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents and restricted cash	¥ 120
Short term investments	306
Accounts receivable and contract assets	185
Amounts due from related parties	100
Other receivables and current assets	544
Inventories	1,973,463
Investments in affiliates	244
Property, plant, and equipment, net	10,231
Intangible asset (Note 2(j) and Note 12)	66,910
Right of use asset	105
Total assets acquired	2,052,208
Goodwill	84,962
Accounts payables	126
Contract liabilities	233
Other payable and accrued expenses	17,730
Accrued payroll	139
Operating lease liabilities	309
Deferred tax liabilities	16,605
Total liabilities assumed	35,142
Total identifiable net assets acquired	2,017,066
Acquisition of Carve Group [Member] | Software Copyright [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	9,425
Acquisition of Carve Group [Member] | Patent right [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	11,766
Acquisition of Carve Group [Member] | Trademark rights [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	12,398
Acquisition of Carve Group [Member] | Management Team [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	8,223
Acquisition of Carve Group [Member] | Customer Relations and Sales Channels [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	9,109
Acquisition of Carve Group [Member] | Scientific Research Collaboration and Intellectual Property Coordination [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	7,148
Acquisition of Carve Group [Member] | Supply Chain and Production Qualifications [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	8,350
Acquisition of Carve Group [Member] | Other Intangible Assets [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	491
Acquisition of Real Prospect [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Cash and cash equivalents and restricted cash	2,392
Accounts receivable and contract assets	376
Amounts due from related parties	35,791
Other receivables and current assets	2,800
Inventories	2,453
Investments in affiliates	114,244
Property, plant, and equipment, net	6,925
Intangible asset (Note 2(j) and Note 12)	15,411
Right of use asset	663
Total assets acquired	181,055
Goodwill	907,877
Accounts payables	384
Contract liabilities	7,116
Other payable and accrued expenses	4,389
Accrued payroll	350
Long-term loan	2,048
Operating lease liabilities	572
Deferred tax liabilities	726
Amount due to related parties	29,800
Total liabilities assumed	45,385
Total identifiable net assets acquired	135,670
Acquisition of Real Prospect [Member] | Software Copyright [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	5,315
Acquisition of Real Prospect [Member] | Patent right [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	3,865
Acquisition of Real Prospect [Member] | Trademark rights [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	5,315
Acquisition of Real Prospect [Member] | Other Intangible Assets [Member]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed [Line Items]
Intangible asset (Note 2(j) and Note 12)	¥ 916